ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 97.6%

Aerospace/Defense – 2.7%
BAE Systems PLC (United Kingdom)(a)(b)	16,111	$795,400

Airlines – 2.5%
Copa Holdings SA, Class A (Panama)*	7,890	728,642

Banks – 13.3%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	112,922	796,100
HDFC Bank Ltd. (India)(b)	9,680	645,366
ING Groep NV (Netherlands)(b)	50,771	602,652
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(b)	130,990	837,026
UBS Group AG (Switzerland)	46,253	987,039
Total Banks		3,868,183

Beverages – 5.3%
Coca-Cola Femsa SAB de CV (Mexico)(b)	9,850	792,629
Fomento Economico Mexicano SAB de CV (Mexico)(b)	7,805	742,958
Total Beverages		1,535,587

Biotechnology – 2.2%
Argenx SE (Netherlands)*(b)	1,698	632,641

Building Materials – 2.5%
CRH PLC (Ireland)(b)	14,381	731,561

Chemicals – 2.0%
Sociedad Quimica y Minera de Chile SA (Chile)(b)	7,083	574,148

Commercial Services – 5.3%
New Oriental Education & Technology Group, Inc. (China)*(a)(b)	16,964	654,980
RELX PLC (United Kingdom)(b)	26,877	871,890
Total Commercial Services		1,526,870

Electric – 2.5%
Pampa Energia SA (Argentina)*(a)(b)	21,804	719,096

Electrical Components & Equipment – 3.2%
ABB Ltd. (Switzerland)(b)	27,286	935,910

Insurance – 2.3%
Aegon NV (Netherlands)(c)	153,171	658,635

Internet – 11.3%
iQIYI, Inc. (China)*(b)	84,724	616,791
PDD Holdings, Inc. (China)*(b)	7,538	572,134
Tencent Music Entertainment Group (China)*(b)	84,833	702,417
Trip.com Group Ltd. (China)*(b)	17,879	673,502
Vipshop Holdings Ltd. (China)*(b)	46,553	706,675
Total Internet		3,271,519

Iron/Steel – 4.9%
Gerdau SA (Brazil)(b)	116,035	572,053
POSCO Holdings, Inc. (South Korea)(a)(b)	12,100	843,249
Total Iron/Steel		1,415,302

Lodging – 2.4%
H World Group Ltd. (China)*(b)	14,182	694,634

Metal Fabricate/Hardware – 3.7%
Tenaris SA(b)	37,813	1,074,645

Mining – 2.3%
BHP Group Ltd. (Australia)(a)(b)	10,731	680,453

Miscellaneous Manufacturing – 2.6%
Siemens AG (Germany)(b)	9,521	770,725

Oil & Gas – 3.1%
YPF SA (Argentina)*(b)	82,085	901,293

Pharmaceuticals – 7.7%
AstraZeneca PLC (United Kingdom)(b)	9,959	691,254
Novo Nordisk A/S (Denmark)(b)	9,787	1,557,503
Total Pharmaceuticals		2,248,757

Retail – 2.5%
Luckin Coffee, Inc. (China)*(b)	25,984	714,820

Semiconductors – 7.8%
ASE Technology Holding Co., Ltd. (Taiwan)(b)	93,918	748,526
ASML Holding NV (Netherlands)	1,062	722,914
STMicroelectronics NV (Singapore)	15,124	808,983
Total Semiconductors		2,280,423

Telecommunications – 3.0%
America Movil SAB de CV (Mexico)*(a)(b)	41,100	865,155

Transportation – 2.5%
Tsakos Energy Navigation Ltd. (Greece)	37,335	725,419

Total Common Stocks
(Cost $26,801,768)		28,349,818

MONEY MARKET FUNDS – 15.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(d)(e)	3,760,288	3,760,288
Invesco Government & Agency Portfolio - Private Investment Class, 4.73%(d)	736,006	736,006

Total Money Market Funds
(Cost $4,496,294)		4,496,294

Total Investments – 113.1%
(Cost $31,298,062)		32,846,112
Liabilities in Excess of Other Assets – (13.1%)		(3,808,166)
Net Assets – 100.0%		$29,037,946

PLC - Public Limited Company

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,366,040; the aggregate market value of the collateral held by the fund is $4,443,004. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $682,716.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of March 31, 2023.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$28,349,818	$-	$-	$28,349,818
Money Market Funds	4,496,294	-	-	4,496,294
Total	$32,846,112	$-	$-	$32,846,112

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	2.7%
Airlines	2.5
Banks	13.3
Beverages	5.3
Biotechnology	2.2
Building Materials	2.5
Chemicals	2.0
Commercial Services	5.3
Electric	2.5
Electrical Components & Equipment	3.2
Insurance	2.3
Internet	11.3
Iron/Steel	4.9
Lodging	2.4
Metal Fabricate/Hardware	3.7
Mining	2.3
Miscellaneous Manufacturing	2.6
Oil & Gas	3.1
Pharmaceuticals	7.7
Retail	2.5
Semiconductors	7.8
Telecommunications	3.0
Transportation	2.5
Money Market Funds	15.5
Total Investments	113.1
Liabilities in Excess of Other Assets	(13.1)
Net Assets	100.0%